Schedule of Interest and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest And Finance Costs
Interest on long-term debt (Note 8)	$ 5,483	$ 3,698	$ 2,628
Interest on promissory note (Note 3)	69	450	335
Amortization of financing costs	247	303	247
Financing fees and charges	36	(10)	75
Total	$ 5,835	$ 4,441	$ 3,285